Bank Loans (Details) - Schedule of Bank Loans - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Short-Term Debt [Line Items]
Total short-term bank loan	$ 423,567	$ 138,393
Bank of Communications [Member]
Short-Term Debt [Line Items]
Total short-term bank loan	141,189	138,393
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term bank loan	$ 282,378